Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents [Line Items]
Total	€ 726.0	€ 244.2
Currency risk | Monetary liabilities and provisions in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	719.5	1,858.1
Currency risk | Monetary assets in U.S. dollar
Cash And Cash Equivalents [Line Items]
Total	904.3	1,484.7
Currency risk | Cash and cash equivalents
Cash And Cash Equivalents [Line Items]
Total	€ 541.2	€ 617.6